Note 15 - Other Comprehensive Income (Loss) - Changes in Accumulated Other Comprehensive Income (Loss) by Component (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Balance	¥ 67,380,200	¥ 65,343,975	¥ 62,843,780
Other comprehensive loss	2,575,172	1,303,031	(738,022)
Balance	73,988,557	67,380,200	65,343,975
Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]
Balance	2,549,089	1,268,994	1,544,946
Other comprehensive income (loss) before reclassifications	3,229,591	1,261,076	(278,589)
Amounts reclassified out of accumulated other comprehensive income	(687,381)	19,019	2,637
Other comprehensive loss	2,542,210	1,280,095	(275,952)
Balance	5,091,299	2,549,089	1,268,994
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Balance	(419,575)	(623,621)	(229,203)
Other comprehensive income (loss) before reclassifications	30,627	189,541	(392,756)
Amounts reclassified out of accumulated other comprehensive income	3,239	14,505	(1,662)
Other comprehensive loss	33,866	204,046	(394,418)
Balance	(385,709)	(419,575)	(623,621)
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Balance	370,186	551,296	622,906
Other comprehensive income (loss) before reclassifications	(904)	(181,110)	(71,610)
Amounts reclassified out of accumulated other comprehensive income
Other comprehensive loss	(904)	(181,110)	(71,610)
Balance	369,282	370,186	551,296
AOCI Attributable to Parent [Member]
Balance	2,499,700	1,196,669	1,938,649
Other comprehensive income (loss) before reclassifications	3,259,314	1,269,507	(742,955)
Amounts reclassified out of accumulated other comprehensive income	(684,142)	33,524	975
Other comprehensive loss	2,575,172	1,303,031	(741,980)
Balance	¥ 5,074,872	¥ 2,499,700	¥ 1,196,669